UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica A. Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: February 28

Date of reporting period: September 1, 2016 – November 30, 2016

Item 1.  Schedule of Investments.
Shares	Security Description	Value
Common Stock - 94.8%
Australia - 13.3%
100,500	Mirvac Group REIT	$152,139
71,470	Stockland REIT	228,524
36,270	The GPT Group REIT	129,633
71,600	Vicinity Centres REIT	154,389
		664,685
China - 5.4%
36,000	China Overseas Land & Investment, Ltd.	103,964
48,000	China Resources Land, Ltd.	116,589
3,500	Greentown China Holdings, Ltd. (a)	2,879
81,000	KWG Property Holding, Ltd.	45,531
		268,963
France - 5.5%
820	Gecina SA REIT	107,679
4,460	Klepierre REIT	166,317
		273,996
Germany - 2.8%
4,180	ADO Properties SA (b)	141,765
Hong Kong - 18.3%
25,500	Hongkong Land Holdings, Ltd.	163,455
35,000	Hysan Development Co., Ltd.	154,322
57,000	Kerry Properties, Ltd.	163,141
135,431	New World Development Co., Ltd.	150,857
42,000	Shangri-La Asia, Ltd.	45,755
18,000	Sun Hung Kai Properties, Ltd.	235,544
		913,074
Indonesia - 0.5%
224,000	Summarecon Agung Tbk PT	23,388
Japan - 20.1%
8,200	Aeon Mall Co., Ltd.	118,264
7,600	Daiwa House Industry Co., Ltd.	216,032
5,000	Mitsubishi Estate Co., Ltd.	100,760
11,000	Mitsui Fudosan Co., Ltd.	258,691
7,000	Sumitomo Realty & Development Co., Ltd.	193,287
20,800	Tokyu Fudosan Holdings Corp.	119,086
		1,006,120
Netherlands - 3.8%
850	Unibail-Rodamco SE REIT	187,607
Shares	Security Description	Value
Singapore - 5.2%
21,600	City Developments, Ltd.	$127,187
32,344	UOL Group, Ltd.	133,136
		260,323
Spain - 4.0%
5,900	Melia Hotels International SA	66,690
13,466	Merlin Properties Socimi SA REIT	135,726
		202,416
Sweden - 4.7%
11,100	Castellum AB	146,350
5,600	Fabege AB	88,529
		234,879
Thailand - 2.5%
80,300	Central Pattana PCL, NVDR	127,158
United Kingdom - 8.7%
2,600	Derwent London PLC REIT	78,400
13,330	Great Portland Estates PLC REIT	101,322
10,600	Land Securities Group PLC REIT	128,648
13,000	The UNITE Group PLC	90,925
15,100	Urban & Civic PLC	35,850
		435,145
Total Common Stock (Cost $5,031,797)		4,739,519
Total Investments - 94.8% (Cost $5,031,797)*		$4,739,519
Other Assets & Liabilities, Net – 5.2%		258,675
Net Assets – 100.0%		$4,998,194

PCL Public Company Limited
PLC Public Limited Company
REIT Real Estate Investment Trust
(a)  Non-income producing security.
(b)  Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $141,765 or 2.8% of net assets.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$122,810
Gross Unrealized Depreciation	(415,088)
Net Unrealized Depreciation	$(292,278)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of November 30, 2016.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$4,739,519
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$4,739,519

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by country.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended November 30, 2016.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	December 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	December 16, 2016

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	December 16, 2016